Taxation - Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Tax Disclosure [Abstract]
Current	¥ 292,017	$ 45,080	¥ 187,447	¥ 136,047
Deferred	(6,475)	(1,000)	5,334	(23,753)
Income tax expense	¥ 285,542	$ 44,080	¥ 192,781	¥ 112,294